Summary of Acquisitions (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 13, 2013	Oct. 18, 2013	May. 17, 2013	Dec. 31, 2015
Business Combination Segment Allocation [Line Items]
Total purchase price				$ 2,695.0
Debt assumed				(898.8)
Purchase price less debt				1,796.2
Working capital adjustments				(2.2)
Adjusted purchase price				1,794.0
Carrying value of net assets / (liabilities) acquired				487.4
Excess of sales price over net assets acquired				$ 1,306.6
Tender Rig T15
Business Combination Segment Allocation [Line Items]
Total purchase price			$ 210.0
Debt assumed			(100.5)
Purchase price less debt			109.5
Working capital adjustments			(34.9)
Adjusted purchase price			74.6
Carrying value of net assets / (liabilities) acquired			(4.8)
Excess of sales price over net assets acquired			$ 79.4
Tender Rig T16
Business Combination Segment Allocation [Line Items]
Total purchase price		$ 200.0
Debt assumed		(93.1)
Purchase price less debt		106.9
Working capital adjustments		(39.0)
Adjusted purchase price		67.9
Carrying value of net assets / (liabilities) acquired		0.3
Excess of sales price over net assets acquired		$ 67.6
West Sirius | Seadrill Capricorn Holdings LLC
Business Combination Segment Allocation [Line Items]
Total purchase price	$ 1,035.0
Debt assumed	(220.2)
Purchase price less debt	814.8
Working capital adjustments	106.7
Adjusted purchase price	921.5
Carrying value of net assets / (liabilities) acquired	374.6
Excess of sales price over net assets acquired	546.9
West Leo | Seadrill Operating LP
Business Combination Segment Allocation [Line Items]
Total purchase price	1,250.0
Debt assumed	(485.0)
Purchase price less debt	765.0
Working capital adjustments	(35.0)
Adjusted purchase price	730.0
Carrying value of net assets / (liabilities) acquired	117.3
Excess of sales price over net assets acquired	$ 612.7